Related Party Transactions - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transactions
Accounts payable and accrued liabilities	$ 1,818,000		$ 1,818,000		$ 1,104,000
Telescope | MSA
Related Party Transactions
Amount of costs incurred	$ 6,000	$ 100,000	$ 6,000	$ 200